Exhibit 99.5

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Series Name	2022-6
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	25
Anticipated Redemption Date	07/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$479,240,000.00	3.67%	01/22/2029
Class B	$41,430,000.00	3.91%	01/22/2029
Class C	$19,250,000.00	4.16%	01/22/2029

Total	$539,920,000.00

Series 2022-6 Available Funds and other sources of funds
Series 2022-6 Allocation Percentage x Group One Available Funds	$34,169,381.95
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$34,169,381.95

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$5,916,931.51
Required Reserve Amount	$5,916,931.51
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$5,916,931.51

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$42.65	$42.65	$0.00	$0.00	$34,169,339.30
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$34,168,089.30
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$34,153,089.30
Asset Representations Reviewer Fee	$20.70	$20.70	$0.00	$0.00	$34,153,068.60
Supplemental ARR Fee	$110.32	$110.32	$0.00	$0.00	$34,152,958.28
Servicing Fee	$413,894.72	$413,894.72	$0.00	$0.00	$33,739,063.56
Class A Note Interest	$1,465,675.67	$1,465,675.67	$0.00	$0.00	$32,273,387.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,273,387.89
Class B Note Interest	$134,992.75	$134,992.75	$0.00	$0.00	$32,138,395.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,138,395.14
Class C Note Interest	$66,733.33	$66,733.33	$0.00	$0.00	$32,071,661.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$32,071,661.81
Class R Interest	$32,071,661.81	$32,071,661.81	$0.00	$0.00	$0.00

Total	$34,169,381.95	$34,169,381.95	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$1,465,675.67	$0.00	$0.00	$1,465,675.67
Class B	$0.00	$0.00	$134,992.75	$0.00	$0.00	$134,992.75
Class C	$0.00	$0.00	$66,733.33	$0.00	$0.00	$66,733.33

Total	$0.00	$0.00	$1,667,401.75	$0.00	$0.00	$1,667,401.75

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$3.06	$0.00	$3.06
Class B	$1,000.00	$3.26	$0.00	$3.26
Class C	$1,000.00	$3.47	$0.00	$3.47

Total	$1,000.00	$3.09	$0.00	$3.09

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$479,240,000.00	1.00	$479,240,000.00	1.00
Class B	$41,430,000.00	1.00	$41,430,000.00	1.00
Class C	$19,250,000.00	1.00	$19,250,000.00	1.00

Total	$539,920,000.00	1.00	$539,920,000.00	1.00

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$269,960,000.00
Ending Principal Funding Account Limit	$269,960,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.